Accrued Liabilities	12 Months Ended
Dec. 31, 2015
Accrued Liabilities [Abstract]
Accrued Liabilities
7.	Accrued Liabilities

As of December 31, 2015, the amount of $5,946 in the consolidated balance sheets, includes the NBG loan accrued interest of $4,994 (Note 11). The balance amount of $952 relates to operating accruals.